Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities - USD ($)	3 Months Ended						6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Apr. 01, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning	$ 570,889	$ 728,000	$ 3,131,574	$ 3,900,000	$ 2,912,000		$ 3,131,574
Change in fair value	53,111	(157,111)	(2,403,574)
Initial measurement						3,744,000
Change in valuation inputs or other assumptions				(513,926)	988,000	(832,000)
Transfer to Level 1
Fair value at ending	624,000	570,889	728,000	3,386,074	3,900,000	2,912,000	570,889	3,131,574
Public [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning
Initial measurement						6,210,000
Change in valuation inputs or other assumptions						(1,380,000)
Transfer to Level 1						(4,830,000)		(4,830,000)
Fair value at ending
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning				3,900,000	2,912,000
Initial measurement						9,954,000
Change in valuation inputs or other assumptions				(513,926)	988,000	(2,212,000)
Transfer to Level 1						(4,830,000)
Fair value at ending				$ 3,386,074	$ 3,900,000	$ 2,912,000
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning	526,700	259,500
Change in fair value	(175,731)		(5,400)				(1,003)
Initial measurement	177,331	184,807	264,900				184,807		$ 83,396
Fair value at ending	$ 528,300	$ 526,700	$ 259,500				$ 526,700